PGIM S&P 500 Max Buffer ETF - September Expense Example - PGIM S&P 500 Max Buffer ETF - September - No Share Class	Aug. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160